Private Placements (Details) - $ / shares	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Private Placements (Details) [Line Items]
Sponsor agreed to purchase	5,152,500	5,152,500
Price per private placement warrants	$ 1	$ 1
Price per share	$ 11.5	$ 11.5
Over-Allotment Option [Member]
Private Placements (Details) [Line Items]
Over-allotment units	227,500	227,500